Gotham 1000 Value ETF

Schedule of Investments

December 31, 2025 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Banking - 0.1%
Bank OZK(a)	3,397	$156,330
Intercorp Financial Services, Inc.	68	2,880
		159,210

Consumer Discretionary Products - 6.4%
Aptiv PLC(b)	8,163	621,123
BorgWarner, Inc.	13,667	615,835
BRP, Inc.(a)	8,593	608,041
Brunswick Corp.	8,796	653,015
Crocs, Inc.(b)	8,033	686,982
Ford Motor Co.	75,965	996,661
Fortune Brands Innovations, Inc.	4,187	209,434
Garrett Motion, Inc.	19,088	332,704
General Motors Co.	7,435	604,614
Gentex Corp.	20,228	470,706
Gildan Activewear, Inc. - Class A	2,956	184,632
Griffon Corp.	3,231	237,963
Harley-Davidson, Inc.	25,635	525,261
Hasbro, Inc.	3,375	276,750
LCI Industries	157	19,050
Lear Corp.	6,839	783,749
Levi Strauss & Co. - Class A	10,922	226,522
Magna International, Inc.	15,868	845,764
Masco Corp.(a)	4,634	294,074
Mohawk Industries, Inc.(b)	3,508	383,424
Polaris, Inc.(a)	12,693	802,832
PVH Corp.	6,655	446,018
Ralph Lauren Corp. - Class A	677	239,394
Scotts Miracle-Gro Co.	6,413	374,199
Somnigroup International, Inc.	39	3,482
Tapestry, Inc.	253	32,326
Thor Industries, Inc.	1,277	131,110
Visteon Corp.	6,200	589,620
Whirlpool Corp.(a)	2,651	191,243
YETI Holdings, Inc.(a)(b)	3,385	149,515
		12,536,043

Consumer Discretionary Services - 3.1%
Adtalem Global Education, Inc.(b)	4,467	462,201
Boyd Gaming Corp.	4,517	385,029
Bright Horizons Family Solutions, Inc.(b)	3,773	382,582
Brightstar Lottery	14,954	231,488

Brinker International, Inc.(b)	3,093	$443,908
Caesars Entertainment, Inc.(a)(b)	14,404	336,910
Carnival Corp.(b)	7,508	229,294
Choice Hotels International, Inc.(a)	6,155	586,325
Churchill Downs, Inc.	5,541	630,455
Cinemark Holdings, Inc.	16,859	391,803
Graham Holdings Co. - Class B	827	908,542
Grand Canyon Education, Inc.(b)	858	142,694
Red Rock Resorts, Inc. - Class A	6,734	417,171
Restaurant Brands International, Inc.	4,371	298,233
Service Corp. International	102	7,953
United Parks & Resorts, Inc.(b)	3,924	142,441
Wyndham Hotels & Resorts, Inc.	1,674	126,488
Wynn Resorts Ltd.	33	3,971
		6,127,488

Consumer Staple Products - 9.3%
Altria Group, Inc.	13,869	799,686
BellRing Brands, Inc.(b)	27,744	741,597
Boston Beer Co., Inc. - Class A(b)	1,076	209,960
Brown-Forman Corp. - Class B(a)	23,364	608,866
Cal-Maine Foods, Inc.	11,372	904,870
Campbell’s Co.(a)	22,693	632,454
Church & Dwight Co., Inc.	4,685	392,837
Clorox Co.	6,113	616,374
Coca-Cola Consolidated, Inc.	2,195	336,493
Colgate-Palmolive Co.	4,373	345,554
Conagra Brands, Inc.	42,467	735,104
Constellation Brands, Inc. - Class A	6,296	868,596
Coty, Inc. - Class A(b)	113,108	348,373
Darling Ingredients, Inc.(b)	5,039	181,404
Estee Lauder Cos., Inc. - Class A	45	4,712
Flowers Foods, Inc.	52,686	573,224
General Mills, Inc.	12,836	596,874
Hershey Co.	2,312	420,738
Ingredion, Inc.	5,572	614,369
J.M. Smucker Co.	4,931	482,301
Kenvue, Inc.	5,791	99,895
Keurig Dr Pepper, Inc.(a)	15,569	436,088
Kimberly-Clark Corp.	4,424	446,337
Kraft Heinz Co.(a)	33,716	817,613
Lamb Weston Holdings, Inc.	20,249	848,231
Marzetti Co.	1,210	198,948
Molson Coors Beverage Co. - Class B	18,097	844,768
National Beverage Corp.(b)	15,612	497,867
PepsiCo, Inc.	1,678	240,827
Philip Morris International, Inc.	86	13,794
Pilgrim’s Pride Corp.	26,063	1,016,196

Prestige Consumer Healthcare, Inc.(b)	8,766	$540,775
Procter & Gamble Co.	1,154	165,380
Reynolds Consumer Products, Inc.	9,653	221,247
Simply Good Foods Co.(b)	15,947	320,216
Smithfield Foods, Inc.	8,286	185,026
Tyson Foods, Inc. - Class A	14,670	859,955
		18,167,549

Financial Services - 4.7%
Block, Inc. - Class A(b)	5,018	326,622
Cboe Global Markets, Inc.	966	242,466
Corpay, Inc.(b)	522	157,085
Enact Holdings, Inc.	2,143	84,949
Euronet Worldwide, Inc.(a)(b)	8,686	661,091
FactSet Research Systems, Inc.	2,344	680,205
Fidelity National Financial, Inc.	9,234	504,084
First American Financial Corp.	12,830	788,275
Fiserv, Inc.(b)	12,207	819,944
Global Payments, Inc.	8,384	648,922
Intercontinental Exchange, Inc.	763	123,576
Jack Henry & Associates, Inc.	1,187	216,604
MarketAxess Holdings, Inc.(a)	3,660	663,375
MGIC Investment Corp.	7	205
Morningstar, Inc.(a)	2,689	584,347
Payoneer Global, Inc.(b)	17,073	95,950
PayPal Holdings, Inc.	10,879	635,116
Shift4 Payments, Inc. - Class A(a)(b)	7,737	487,199
Tradeweb Markets, Inc. - Class A	2,463	264,871
Verisk Analytics, Inc. - Class A	106	23,711
Western Union Co.(a)	68,736	639,932
WEX, Inc.(b)	3,136	467,201
		9,115,730

Health Care - 13.7%
Align Technology, Inc.(b)	4,552	710,795
Alkermes PLC(a)(b)	28,832	806,719
Amgen, Inc.	226	73,972
Avantor, Inc.(b)	24,615	282,088
Bausch Health Cos., Inc.(b)	50,465	350,732
Baxter International, Inc.	7,570	144,663
Becton Dickinson & Co.	577	111,978
Biogen, Inc.(b)	4,604	810,258
BioMarin Pharmaceutical, Inc.(b)	13,440	798,739
Bio-Rad Laboratories, Inc. - Class A(b)	1,278	387,221
Bristol-Myers Squibb Co.	19,623	1,058,465
Catalyst Pharmaceuticals, Inc.(b)	24,833	579,602
Centene Corp.(b)	2,636	108,471
Charles River Laboratories International, Inc.(b)	1,807	360,460

Chemed Corp.	1,193	$510,437
Cigna Group	2,878	792,112
Concentra Group Holdings Parent, Inc.	11,993	236,022
CVS Health Corp.	5,982	474,732
DaVita, Inc.(b)	5,095	578,843
Elevance Health, Inc.	1,800	630,990
Envista Holdings Corp.(b)	10,448	226,826
Exelixis, Inc.(b)	14,633	641,364
GE HealthCare Technologies, Inc.	1,256	103,017
Gilead Sciences, Inc.	1,885	231,365
Haemonetics Corp.(b)	7,505	601,526
Halozyme Therapeutics, Inc.(b)	11,045	743,328
HCA Healthcare, Inc.	1,878	876,763
Humana, Inc.	2,907	744,570
ICU Medical, Inc.(b)	6,424	916,512
Illumina, Inc.(b)	5,549	727,807
Incyte Corp.(b)	6,092	601,707
IQVIA Holdings, Inc.(b)	1,218	274,549
Jazz Pharmaceuticals PLC(b)	3,578	608,260
Lantheus Holdings, Inc.(b)	11,729	780,565
LivaNova PLC(b)	3,046	187,420
Masimo Corp.(b)	4,233	550,544
Medpace Holdings, Inc.(b)	224	125,810
Merck & Co., Inc.	5,684	598,298
Molina Healthcare, Inc.(a)(b)	5,213	904,664
Neurocrine Biosciences, Inc.(b)	399	56,590
Option Care Health, Inc.(b)	5,267	167,807
Pfizer, Inc.	25,108	625,189
PTC Therapeutics, Inc.(b)	14,380	1,092,305
Quest Diagnostics, Inc.	2,318	402,243
Regeneron Pharmaceuticals, Inc.	1,121	865,266
ResMed, Inc.(a)	1,126	271,220
Solventum Corp.(b)	9,346	740,577
Sotera Health Co.(b)	27,640	487,570
Tenet Healthcare Corp.(b)	3,370	669,686
UnitedHealth Group, Inc.	1,064	351,237
Universal Health Services, Inc. - Class B	2,361	514,745
Viatris, Inc.	3,068	38,197
Zoetis, Inc. - Class A	1,735	218,298
		26,753,124

Industrial Products - 5.6%
A.O. Smith Corp.(a)	9,282	620,780
AAR Corp.(b)	1,290	106,799
AGCO Corp.	4,637	483,732
Allegion PLC	202	32,163
Allison Transmission Holdings, Inc.	4,356	426,452
Atkore, Inc.	3,756	237,567

ATS Corp.(a)(b)	4,987	$137,342
AZZ, Inc.	2,642	283,170
Cactus, Inc. - Class A	5,862	267,776
ESCO Technologies, Inc.	2,706	528,725
Flowserve Corp.	4,561	316,442
Fortive Corp.	4,750	262,248
Gates Industrial Corp. PLC(b)	5,239	112,481
Generac Holdings, Inc.(b)	512	69,821
General Dynamics Corp.	1,128	379,753
Graco, Inc.	2,532	207,548
Hayward Holdings, Inc.(b)	23,228	358,873
Honeywell International, Inc.	478	93,253
Itron, Inc.(b)	5,001	464,393
L3Harris Technologies, Inc.	94	27,596
Littelfuse, Inc.	337	85,234
Middleby Corp.(b)	1,352	201,002
Moog, Inc. - Class A	226	55,042
MSA Safety, Inc.	10	1,601
Mueller Industries, Inc.	754	86,559
Mueller Water Products, Inc. - Class A	20,598	490,644
Nordson Corp.	1,141	274,331
nVent Electric PLC	4,066	414,610
Oshkosh Corp.	5,533	695,111
Otis Worldwide Corp.	1,469	128,317
Pentair PLC	1,259	131,112
Powell Industries, Inc.	85	27,096
Regal Rexnord Corp.(a)	3,784	530,971
REV Group, Inc.	3,284	199,700
Sensata Technologies Holding PLC	13,125	436,931
Stanley Black & Decker, Inc.	1,481	110,009
TE Connectivity PLC	163	37,084
Terex Corp.	5,376	286,971
Timken Co.	3,548	298,493
Toro Co.	10,294	810,344
Valmont Industries, Inc.	115	46,267
Vertiv Holdings Co. - Class A	20	3,240
Vontier Corp.	3,465	128,829
Watts Water Technologies, Inc. - Class A(a)	458	126,417
		11,022,829

Industrial Services - 7.0%
ADT, Inc.	95,964	774,429
AECOM	2,858	272,453
APi Group Corp.(b)(c)	104	3,979
Automatic Data Processing, Inc.	354	91,059
C.H. Robinson Worldwide, Inc.	1,339	215,258
Clean Harbors, Inc.(b)	449	105,282
Delta Air Lines, Inc.	3,522	244,427

Dycom Industries, Inc.(b)	38	$12,840
EMCOR Group, Inc.	366	223,915
Everus Construction Group, Inc.(b)	10	856
Expeditors International of Washington, Inc.	1,653	246,314
FedEx Corp.	1,869	539,879
Fluor Corp.(b)	13,333	528,387
Frontdoor, Inc.(b)	13,429	774,719
FTI Consulting, Inc.(b)	3,533	603,542
GEO Group, Inc. - REIT(b)	7,882	127,058
GXO Logistics, Inc.(b)	550	28,952
IES Holdings, Inc.(b)	32	12,449
Installed Building Products, Inc.(a)	373	96,752
J.B. Hunt Transport Services, Inc.	2,012	391,012
Jacobs Solutions, Inc.	352	46,626
Korn Ferry	1,302	85,958
Matson, Inc.	146	18,038
MSC Industrial Direct Co., Inc. - Class A	1,754	147,511
MYR Group, Inc.(b)	2,002	437,437
Paychex, Inc.	662	74,263
Primoris Services Corp.(a)	8,177	1,015,093
RB Global, Inc.(a)	31	3,189
Resideo Technologies, Inc.(b)	9,735	341,893
Rush Enterprises, Inc. - Class A(a)	14,341	773,554
Ryder System, Inc.	923	176,653
SiteOne Landscape Supply, Inc.(b)	228	28,400
SkyWest, Inc.(b)	3,988	400,435
Stantec, Inc.	2,775	261,849
Sterling Infrastructure, Inc.(b)	21	6,431
Tetra Tech, Inc.	21,653	726,242
TFI International, Inc.	7,641	789,697
TopBuild Corp.(b)	1,055	440,135
TriNet Group, Inc.(a)	7,162	423,489
Tutor Perini Corp.	10,611	711,149
UniFirst Corp.	2,789	537,998
United Parcel Service, Inc. - Class B	5,505	546,041
United Rentals, Inc.	268	216,898
WESCO International, Inc.	19	4,648
WillScot Holdings Corp.	9,779	184,139
		13,691,328

Insurance - 10.6%
Aflac, Inc.	1,533	169,044
Allstate Corp.	4,397	915,236
American Financial Group, Inc.	1,008	137,773
Arch Capital Group Ltd.(b)	8,215	787,983
Aspen Insurance Holdings Ltd. - Class A(b)	13,447	498,884
Assurant, Inc.	2,227	536,373
Assured Guaranty Ltd.	6,731	604,915

Axis Capital Holdings Ltd.	8,238	$882,207
Brighthouse Financial, Inc.(b)	12,154	787,458
Chubb Ltd.	2,110	658,573
CNA Financial Corp.	6,343	302,815
Erie Indemnity Co. - Class A(a)	1,829	524,283
F&G Annuities & Life, Inc.	12,623	389,421
Globe Life, Inc.	5,389	753,706
Hanover Insurance Group, Inc.	5,167	944,373
Hartford Financial Services Group, Inc.	4,498	619,824
Kemper Corp.	7,433	301,334
Kinsale Capital Group, Inc.(a)	1,691	661,384
Lincoln National Corp.	16,016	713,192
Markel Group, Inc.(b)	101	217,115
Marsh & McLennan Cos., Inc.	2,349	435,786
Mercury General Corp.	4,557	428,631
MetLife, Inc.	5,429	428,565
Old Republic International Corp.(a)	10,423	475,706
Palomar Holdings, Inc.(b)	3,990	537,692
Primerica, Inc.	2,437	629,623
Progressive Corp.	3,995	909,741
Prudential Financial, Inc.	6,705	756,860
Reinsurance Group of America, Inc.(a)	2,355	479,148
RenaissanceRe Holdings Ltd.	2,742	770,941
RLI Corp.	1,518	97,122
Ryan Specialty Holdings, Inc. - Class A(a)	3,922	202,493
Selective Insurance Group, Inc.	10,344	865,482
Sun Life Financial, Inc.	5,874	366,538
Travelers Cos., Inc.	2,629	762,568
W.R. Berkley Corp.	7,089	497,081
Willis Towers Watson PLC	2,409	791,597
		20,841,467

Materials - 7.7%
Agnico Eagle Mines Ltd.	3,355	568,773
Alcoa Corp.	11,131	591,501
Aura Minerals, Inc.	7,786	392,531
Avery Dennison Corp.	1,814	329,930
Barrick Mining Corp.(a)	25,671	1,117,972
Cabot Corp.(a)	12,018	796,553
Carlisle Cos., Inc.(a)	588	188,078
Celanese Corp.	13,482	570,019
CF Industries Holdings, Inc.	8,663	669,996
Corteva, Inc.	1,717	115,090
Crown Holdings, Inc.	7,771	800,180
DuPont de Nemours, Inc.	8,639	347,288
Eastman Chemical Co.	972	62,043
Element Solutions, Inc.	12,823	320,447
HB Fuller Co.	4,022	239,148

IAMGOLD Corp.(a)(b)	63,790	$1,051,897
International Flavors & Fragrances, Inc.	8,137	548,352
Kinross Gold Corp.	40,195	1,131,891
NewMarket Corp.	829	569,739
Newmont Corp.	11,302	1,128,505
Nutrien Ltd.(a)	3,922	242,066
Owens Corning	5,922	662,731
Pan American Silver Corp.	22,029	1,141,322
Perimeter Solutions, Inc.(b)	9,254	254,763
PPG Industries, Inc.	1,471	150,719
Qnity Electronics, Inc.	375	30,619
Sealed Air Corp.	963	39,897
Smurfit WestRock PLC	4,595	177,689
Southern Copper Corp.(a)	3,825	548,773
Trex Co., Inc.(b)	5,562	195,115
UFP Industries, Inc.	1,583	144,132
		15,127,759

Media - 4.0%
Booking Holdings, Inc.	25	133,883
CarGurus, Inc. - Class A(b)	13,413	514,389
Charter Communications, Inc. - Class A(b)	1,790	373,663
Comcast Corp. - Class A	24,429	730,183
Fox Corp. - Class A	12,005	877,205
GoDaddy, Inc. - Class A(b)	2,204	273,472
Maplebear, Inc.(b)	1,887	84,877
Match Group, Inc.	18,920	610,927
New York Times Co. - Class A	565	39,222
News Corp. - Class A	31,028	810,451
Nexstar Media Group, Inc. - Class A(a)	1,904	386,607
Omnicom Group, Inc.(a)	9,192	742,254
Paramount Skydance Corp. - Class B	67,967	910,758
Sirius XM Holdings, Inc.	27,723	554,322
TEGNA, Inc.	22,515	437,016
Walt Disney Co.	42	4,778
Warner Music Group Corp. - Class A	11,059	339,180
		7,823,187

Oil & Gas - 7.7%
Antero Midstream Corp.	21,554	383,446
APA Corp.	35,678	872,684
Baker Hughes Co.	7,796	355,030
California Resources Corp.	15,721	702,886
Cenovus Energy, Inc.(a)	29,307	495,874
Cheniere Energy, Inc.	398	77,367
Chord Energy Corp.	4,385	406,489
Devon Energy Corp.	21,545	789,193
Exxon Mobil Corp.	1,786	214,927

Gulfport Energy Corp.(b)	414	$86,108
Halliburton Co.	27,039	764,122
HF Sinclair Corp.	5,488	252,887
Imperial Oil Ltd.(a)	4,113	354,993
Kodiak Gas Services, Inc.	11,002	411,475
Magnolia Oil & Gas Corp. - Class A	22,838	499,924
Murphy USA, Inc.	382	154,145
Noble Corp. PLC	17,320	489,117
NOV, Inc.	47,317	739,565
Occidental Petroleum Corp.	19,123	786,338
Ovintiv, Inc.	12,154	476,315
Pembina Pipeline Corp.	19,882	756,709
SLB NV	6,430	246,783
Suncor Energy, Inc.(a)	14,072	624,234
TC Energy Corp.(a)	16,369	900,459
TechnipFMC PLC	12,667	564,441
Tidewater, Inc.(b)	10,206	515,505
Transocean Ltd.(b)	206,024	850,879
Valaris Ltd.(b)	10,200	514,080
Valero Energy Corp.	311	50,628
Weatherford International PLC	8,486	664,114
		15,000,717

Real Estate - 1.0%
Cushman & Wakefield Ltd.(b)	25,179	407,648
Howard Hughes Holdings, Inc.(a)(b)	10,400	829,608
Rayonier, Inc. - REIT	31,399	679,788
		1,917,044

Renewable Energy - 0.5%
Nextpower, Inc. - Class A(b)	10,790	939,917

Retail & Wholesale - Discretionary - 5.2%
Abercrombie & Fitch Co.(b)	3,472	437,021
Academy Sports & Outdoors, Inc.(a)	4,360	217,826
Advance Auto Parts, Inc.	15,952	626,914
American Eagle Outfitters, Inc.	771	20,331
Asbury Automotive Group, Inc.(b)	1,918	445,993
AutoNation, Inc.(a)(b)	2,932	605,399
Bath & Body Works, Inc.	26,539	532,903
Best Buy Co., Inc.	8,268	553,377
Buckle, Inc.	326	17,415
CarMax, Inc.(b)	13,056	504,484
Copart, Inc.(b)	6,846	268,021
Dillard’s, Inc. - Class A	983	596,032
Driven Brands Holdings, Inc.(a)(b)	40,092	594,163
Etsy, Inc.(a)(b)	7,647	423,950
Gap, Inc.	10,733	274,765

Lithia Motors, Inc.	869	$288,795
LKQ Corp.(a)	8,142	245,888
Lululemon Athletica, Inc.(b)	1,997	414,997
Macy’s, Inc.	49,946	1,101,309
Penske Automotive Group, Inc.(a)	1,518	240,284
Pool Corp.	379	86,696
Ross Stores, Inc.	585	105,382
Signet Jewelers Ltd.	7	580
Sonic Automotive, Inc. - Class A	4,608	285,051
Tractor Supply Co.	4,298	214,943
Ulta Beauty, Inc.(b)	1,208	730,852
Urban Outfitters, Inc.(b)	3,842	289,149
		10,122,520

Retail & Wholesale - Staples - 2.7%
Albertsons Cos., Inc. - Class A(a)	29,103	499,699
Dollar General Corp.	8,680	1,152,444
Dollar Tree, Inc.(b)	9,005	1,107,705
Five Below, Inc.(b)	1,982	373,330
Kroger Co.	15,886	992,557
PriceSmart, Inc.	2,247	275,639
Sprouts Farmers Market, Inc.(b)	6,029	480,330
Sysco Corp.	1,710	126,010
Target Corp.	3,894	380,638
US Foods Holding Corp.(b)	113	8,511
		5,396,863

Software & Tech Services - 5.0%
Accenture PLC - Class A	1,788	479,720
Adobe, Inc.(b)	1,014	354,890
Amdocs Ltd.	8,167	657,525
Amentum Holdings, Inc.(b)	18,318	531,222
ASGN, Inc.(b)	4,218	203,181
Blackbaud, Inc.(b)	5,362	339,522
Booz Allen Hamilton Holding Corp. - Class A	9,190	775,268
CDW Corp.	363	49,441
CGI, Inc.	7,533	695,296
Cognizant Technology Solutions Corp. - Class A	7,830	649,890
Concentrix Corp.(a)	3,055	127,027
Dropbox, Inc. - Class A(b)	16,709	464,510
EPAM Systems, Inc.(b)	777	159,192
Gartner, Inc.(b)	1,886	475,800
Gen Digital, Inc.	11,470	311,869
KBR, Inc.	16,971	682,234
Kyndryl Holdings, Inc.(b)	16,216	430,697
Leidos Holdings, Inc.	1,211	218,464
Maximus, Inc.	9,909	855,345
Open Text Corp.	14,708	479,187

PTC, Inc.(a)(b)	1,394	$242,849
Qualys, Inc.(b)	560	74,424
SS&C Technologies Holdings, Inc.	471	41,175
Teradata Corp.(b)	2,561	77,957
Zoom Communications, Inc. - Class A(b)	4,982	429,897
		9,806,582

Tech Hardware & Semiconductors - 3.2%
Avnet, Inc.	1,664	80,005
Axcelis Technologies, Inc.(b)	107	8,596
Cirrus Logic, Inc.(b)	3,649	432,406
CommScope Holding Co., Inc.(b)	25,985	471,108
Dell Technologies, Inc. - Class C	431	54,254
Dolby Laboratories, Inc. - Class A	1,964	126,128
F5, Inc.(b)	430	109,762
GlobalFoundries, Inc.(b)	11,135	388,834
Hewlett Packard Enterprise Co.	300	7,206
HP, Inc.	25,338	564,531
InterDigital, Inc.(a)	1,085	345,442
IPG Photonics Corp.(b)	113	8,091
MKS, Inc.	1,630	260,474
NetApp, Inc.	1,943	208,076
ON Semiconductor Corp.(b)	6,237	337,734
Onto Innovation, Inc.(b)	4,133	652,435
Plexus Corp.(b)	319	46,893
Sanmina Corp.(a)(b)	3,428	514,440
Seagate Technology Holdings PLC	41	11,291
Skyworks Solutions, Inc.	6,032	382,489
TD SYNNEX Corp.	673	101,105
Western Digital Corp.	6,558	1,129,747
Zebra Technologies, Corp.(b)	13	3,157
		6,244,204

Telecommunications - 1.8%
Array Digital Infrastructure, Inc.(a)	11,797	632,555
AT&T, Inc.	12,444	309,109
Rogers Communications, Inc.(a)	24,482	923,706
Telus Corp.(a)	55,156	726,405
T-Mobile US, Inc.	455	92,383
Verizon Communications, Inc.	19,277	785,152
		3,469,310

Utilities - 0.5%
Algonquin Power & Utilities Corp.(a)	106,624	655,738
Brookfield Infrastructure Corp.	710	32,234
MDU Resources Group, Inc.	15,670	305,878

Talen Energy Corp.(b)	27	$10,121
		1,003,971

TOTAL COMMON STOCKS (Cost $177,550,798)		195,266,842

SHORT-TERM INVESTMENTS - 13.2%
Investments Purchased with Proceeds from Securities Lending - 13.1%	Shares	Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.86%(d)	25,580,564	25,580,564

Money Market Funds - 0.1%	Shares	Value
First American Government Obligations Fund - Class X, 3.67%(d)	243,165	243,165

TOTAL SHORT-TERM INVESTMENTS (Cost $25,823,729)		25,823,729

TOTAL INVESTMENTS - 113.0% (Cost $203,374,527)		$221,090,571
Liabilities in Excess of Other Assets - (13.0)%		(25,423,418)
TOTAL NET ASSETS - 100.0%		$195,667,153

Percentages are stated as a percent of net assets.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

(a)	All or a portion of this security is on loan as of December 31, 2025. The total market value of these securities was $24,791,329 which represented 13.1% of net assets.
(b)	Non-income producing security.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2025, the value of these securities total $3,979 or 0.0% of the Fund’s net assets.
(d)	The rate shown represents the 7-day annualized effective yield as of December 31, 2025.